SUPPLEMENT DATED MAY 30, 2008

TO PROSPECTUSES DATED MAY 1, 2008
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX
FUTURITY II, FUTURITY III,
and
TO PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV, SUN LIFE FINANCIAL MASTERS VII,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
COLUMBIA ALL-STAR FREEDOM, COLUMBIA ALL-STAR,
COLUMBIA ALL-STAR TRADITIONS, COLUMBIA ALL-STAR EXTRA
FUTURITY, FUTURITY FOCUS, FUTURITY ACCOLADE,
FUTURITY FOCUS II, AND FUTURITY SELECT FOUR

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to an investment option that is available under your Contract.

Effective August 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

SCSM FI Large Cap Growth Fund	SCSM WMC Large Cap Growth Fund

Effective August 1, 2008, Wellington Management Company, LLP will replace Pyramis Global Advisors, LLC as the subadviser to the Fund.

Please retain this supplement with your prospectus for future reference.

Name-Advisor Change (US)                                                                                         3/08